FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments		£ 23,595	£ 25,474
Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments			25,834
Investment Grade [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[1]	21,331
Investment Grade [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[1]		23,616
Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[2]	2,264
Other [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[2]		2,218
Trading and Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments		22,032
Trading and Other [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments			23,953
Trading and Other [Member] | Investment Grade [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[1]	19,797
Trading and Other [Member] | Investment Grade [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[1]		21,742
Trading and Other [Member] | Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[2]	2,235
Trading and Other [Member] | Other [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[2]		2,211
Hedging [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments		1,563
Hedging [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments			1,881
Hedging [Member] | Investment Grade [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[1]	1,534
Hedging [Member] | Investment Grade [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[1]		1,874
Hedging [Member] | Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[2]	£ 29
Hedging [Member] | Other [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[2]		£ 7

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2018: 1,920 million; 2017: 1,878 million) and not rated (2018: 344 million; 2017: 340 million).